Consolidated Statements of Partners' Capital - USD ($) $ in Thousands		Total		General Partner	Limited Partner	Limited Partner Common Units	Limited Partner Sponsor Subordinated Units	Total Partner Capital	Noncontrolling Interest	Class B Units Preferred Partner
Beginning balance at Dec. 31, 2012		$ 95,127			$ 95,129	$ 47,566	$ 47,563	$ 95,129	$ (2)	$ 0
Increase (Decrease) in Partners' Capital
Issuance of units to directors and employees		100			100	100		100
Conversion of debts payable by Partnership entities to sponsor	[1]	47,715						9,543	38,172	9,543
Management fees paid by sponsor on behalf of the Partnership		1,424							1,424
Issuance of units in acquisition		37,358			37,358	37,358		37,358
Distributions, including distribution equivalent rights	[1]	(58,414)			(53,777)	(27,656)	(26,121)	(53,777)	(4,637)
Non-cash contributions by sponsor	[1]	0
Net income (loss)	[1]	60,044			59,770	30,953	28,817	59,770	274
Ending balance at Dec. 31, 2013		183,354			138,580	88,321	50,259	148,123	35,231	9,543
Increase (Decrease) in Partners' Capital
Issuance of units to directors and employees		458			458	458		458
Unit-based compensation expense		1,109			1,109	1,109		1,109
Management fees paid by sponsor on behalf of the Partnership	[1]	492							492
Issuance of common units, net		170,693			170,693	170,693		170,693
Issuance of units in acquisition		(224,250)			(190,051)	(111,794)	(78,257)	(190,051)	(34,199)
Redemption of common units		(19)			(19)	(19)		(19)
Conversion into common units		0			9,543	9,543				(9,543)
Distributions, including distribution equivalent rights	[1]	(77,421)		$ (863)	(76,558)	(46,073)	(30,485)	(77,421)
Non-cash contributions by sponsor	[2]	182	[1]						182
Net income (loss)	[1],[2]	123,920		863	122,102	72,342	49,760	122,965	955
Ending balance at Dec. 31, 2014		178,518	[2]	0	175,857	184,580	(8,723)	175,857	2,661	$ 0
Increase (Decrease) in Partners' Capital
Issuance of units to directors and employees		200			200	200		200
Unit-based compensation expense		2,710			2,710	2,710		2,710
Conversion into common units	[2]					(21,393)	21,393
Distributions, including distribution equivalent rights		(70,317)		(2,622)	(67,695)	(42,802)	(24,893)	(70,317)
Non-cash contributions by sponsor	[2]	2,787							2,787
Net income (loss)	[2]	25,791		2,622	23,024	10,801	12,223	25,646	145
Ending balance at Dec. 31, 2015		139,689	[3]	0	134,096	134,096	0	134,096	5,593
Increase (Decrease) in Partners' Capital
Issuance of units to directors and employees		453			453			453
Unit-based compensation expense		808			808			808
Forfeiture of distribution equivalent rights		1			1			1
Non-cash contributions by sponsor	[3]	1,652							1,652
Net income (loss)	[3]	(52,353)		0	(52,330)			(52,330)	(23)
Ending balance at Mar. 31, 2016		90,250	[3]	0	83,028			83,028	7,222
Beginning balance at Dec. 31, 2015		139,689	[3]	0	134,096	$ 134,096	$ 0	134,096	5,593
Increase (Decrease) in Partners' Capital
Issuance of units to directors and employees		453			453			453
Unit-based compensation expense		1,621			1,621			1,621
Forfeiture of distribution equivalent rights		1			1			1
Issuance of common units, net		101,186			101,186			101,186
Non-cash contributions by sponsor	[4]	1,652							1,652
Net income (loss)	[4]	(63,111)		0	(63,068)			(63,068)	(43)
Ending balance at Jun. 30, 2016		181,491	[4]	0	174,289			174,289	7,202
Beginning balance at Mar. 31, 2016		90,250	[3]	0	83,028			83,028	7,222
Increase (Decrease) in Partners' Capital
Net income (loss)	[4]	(10,758)
Ending balance at Jun. 30, 2016		$ 181,491	[4]	$ 0	$ 174,289			$ 174,289	$ 7,202

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.